Accumulated Other Comprehensive Income(Table)	12 Months Ended
Dec. 31, 2018
Disclosure Of Analysis Of Other Comprehensive Income By Item Abstract [Abstract]
Schedule Of Changes Of Accumulated Other Comprehensive Income Table Text Block [Text Block]

Details of changes in accumulated other comprehensive income for the years ended December 31, 2017 and 2018, are as follows:

	2017
	Beginning		Changes except for reclassification		Reclassification to profit or loss		Tax effect		Replaced by retained earnings		Replaced by assets held for sale		Replaced by disposal group held for sale		Ending
	(In millions of Korean won)
Remeasurements of net defined benefit liabilities	￦	(121,055)	￦	29,925	￦	—	￦	(7,240)	￦	—	￦	—	￦	1,985	￦	(96,385)
Exchange differences on translating foreign operations		53,138		(135,401)		—		25,674		—		—		—		(56,589)
Change in the fair value of available-for-sale financial assets		601,620		200,700		(22,357)		(84,781)		—		—		(861)		694,321
Change in value of held-to-maturity financial assets		6,447		(2,868)		132		(3,789)		—		—		—		(78)
Shares of other comprehensive income of associates and joint ventures		(96,174)		2,288		10,135		20,975		(3,492)		67,337		—		1,069
Cash flow hedges		(6,075)		(100,816)		126,239		(4,368)		—		—		—		14,980
Hedges of net investments in foreign operations		(32,572)		34,800		—		(8,186)		—		—		—		(5,958)
Other comprehensive income of separate account		—		(97,001)		78,480		4,829		—		—		—		(13,692)
Other comprehensive income of disposal group held for sale		—		—		(861)		—		1,985		—		(1,124)		—
Other comprehensive income of assets held for sale		—		—		88,835		(21,498)		—		(67,337)		—		—

Total	￦	405,329	￦	(68,373)	￦	280,603	￦	(78,384)	￦	(1,507)	￦	—	￦	—	￦	537,668

	2018
	Beginning		Changes except for reclassification		Reclassification to profit or loss		Replaced by retained earnings		Tax effect		Ending
	(In millions of Korean won)
Remeasurements of net defined benefit liabilities	￦	(96,385)	￦	(190,393)	￦	—	￦	—	￦	52,377	￦	(234,401)
Exchange differences on translating foreign operations		(54,700)		46,946		15,057		—		(13,087)		(5,784)
Gains (losses) on financial assets at fair value through other comprehensive income		362,681		134,198		8,521		(21,377)		(33,329)		450,694
Shares of other comprehensive income of associates and joint ventures		(644)		(5,107)		—		—		1,374		(4,377)
Cash flow hedges		14,887		(24,672)		15,234		—		400		5,849
Hedges of a net investment in a foreign operation		(5,958)		(25,096)		(12,330)		—		10,292		(33,092)
Other comprehensive income related with separate account assets		(13,692)		35,826		3,747		—		(10,864)		15,017
Fair value changes on financial liabilities designated at fair value due to own credit risk		(10,438)		2,047		—		—		(563)		(8,954)
Net gains/(losses) on overlay adjustment		(7,559)		24,458		(23,161)		—		(884)		(7,146)

Total	￦	188,192	￦	(1,793)	￦	7,068	￦	(21,377)	￦	5,716	￦	177,806

[1]	Prepared in accordance with IFRS 9